Risk/Return Detail Data - VIPEmergingMarketsPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Emerging Markets Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Emerging Markets Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39 % of the average value of its portfolio.
Portfolio Turnover, Rate	39.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Normally investing primarily in common stocks. Allocating investments across different emerging markets countries. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	25.66%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(21.61%)
Performance Table Heading	Average Annual Returns
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | VIP Emerging Markets Portfolio - Initial Class
Risk/Return:
Management fee	0.85%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.89%
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096
2014	1.38%
2015	(9.97%)
2016	3.24%
2017	47.40%
2018	(18.00%)
2019	29.46%
2020	31.27%
2021	(2.17%)
2022	(20.17%)
2023	9.66%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | VIP Emerging Markets Portfolio - Service Class
Risk/Return:
Management fee	0.85%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[2]
Total annual operating expenses	0.99%
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | VIP Emerging Markets Portfolio - Service Class 2
Risk/Return:
Management fee	0.85%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[2]
Total annual operating expenses	1.14%
1 year	$ 116
3 years	362
5 years	628
10 years	$ 1,386
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | Return Before Taxes | VIP Emerging Markets Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	9.66%
Past 5 years	7.79%
Past 10 years	5.18%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | Return Before Taxes | VIP Emerging Markets Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	9.61%
Past 5 years	7.69%
Past 10 years	5.08%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | Return Before Taxes | VIP Emerging Markets Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	9.49%
Past 5 years	7.55%
Past 10 years	4.92%
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio | IXYE0
Risk/Return:
Label	MSCI Emerging Markets Index
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11%, 0.11%, and 0.11% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.